Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Borrowings

(a)	Borrowings are analyzed as follows:

	2021	2020
	RMB million	RMB million
Non-current

Long-term borrowings	15,389	8,811
Corporate bonds (Note (ii))	1,000	7,500
Convertible bonds (Note 27(iii))	4,984	12,833
Medium-term notes (Note (iii))	16,981	8,990

	38,354	38,134

Current

Current portion of long-term borrowings	169	67
Short-term borrowings	25,116	25,286
Ultra-short-term financing bills	24,710	10,999
Current portion of corporate bonds and medium-term notes (Notes (ii)&(iii))	7,910	3,747
Current portion of convertible bonds (Note 27(iii))	8	—

	57,913	40,099

Total borrowings	96,267	78,233

The borrowings are repayable:
Within one year	57,913	40,099
In the second year	18,611	7,662
In the third to fifth year	16,747	14,394
After the fifth year	2,996	16,078

Total borrowings	96,267	78,233

(a)	Borrowings are analyzed as follows (continued):

Notes:

(i)	As at December 31, 2021, the Group did not have any secured bank borrowings (December 31, 2020: Nil).
(ii)
The Company issued corporate bonds with aggregate nominal value of RMB5,000 million on May 25
,
2016 at a bond rate of 3.12% per annum. The corporate bonds mature in five years. The Company will be entitled at its option to adjust its bond rate and the investors will be entitled to request the Company to redeem all or a portion of the bonds after three years of the issue date. The bonds with nominal value of RMB4,851 million were redeemed by the Company in 2019 at the request of investors, and the remaining bonds of RMB149 million were redeemed by the Company in 2021 upon maturity.

The Company issued corporate bonds with aggregate nominal value of RMB2,000 million on November 26
,
2018 at a bond rate of 3.92% per annum with a term of 3 years. The bonds were redeemed by the Company in 2021 upon maturity.
The Company issued corporate bonds with aggregate nominal value of RMB3,000 million on February 21
,
2019 at a bond rate of 3.45% per annum with a term of 3
years. As at December 31, 2021, the corporate bonds will mature within 1 year.
The Company issued corporate bonds with aggregate nominal value of
RMB2,000
million on May 16, 2019 at a bond rate
of 3.72
% per annum with a term
of 3
years. As at December 31, 2021, the corporate bonds will mature within 1 year.
Xiamen Airlines, a subsidiary of the Group, issued corporate bonds with aggregate nominal value of RMB1,500 million on November 20, 2019 at a bond rate of 3.58% per annum with a term of 3 years. As at December 31, 2021, the corporate bonds will mature within 1 year.
Xiamen Airlines issued corporate bonds with aggregate nominal value of RMB1,000 million on March 16, 2020 at a bond rate
of 2.95% per annum with a term of 3 years. As at December 31, 2021, the corporate bonds will mature over 1 year.

(iii)
The Company issued medium-term notes with aggregate nominal value of RMB1,000 million in 2019 at an annual interest rate of 3.20% with a term of 3 years. As at December 31, 2021, the medium-term notes will mature within 1 year.

The Company issued medium-term notes with aggregate nominal value of RMB8,000 million in 2020 at annual interest rates ranging from 2.44% to 3.28% with terms of 3 to 5 years. As at December 31, 2021, the medium-term notes will mature over 1 year.
The Company issued medium-term notes with aggregate nominal value of RMB9,000 million in 2021 at annual interest rates ranging from 2.90% to 3.20% with terms of 3 years. As at December 31, 2021, the medium-term notes will mature over 1 year.

(b)	As at December 31, 2021, the Group’s weighted average interest rates on short-term borrowings were 2.20% per annum (December 31, 2020: 2.23% per annum).

Borrowings by Currencies
(d)	The carrying amounts of the borrowings are denominated in the following currencies:

	2021	2020
	RMB million	RMB million
Renminbi	96,267	78,233

Non-current borrowings [member]
Statement [LineItems]
Summary of Borrowings
(c)	Details of borrowings with original maturity over one year are as follows:

	2021	2020
	RMB million	RMB million
Renminbi denominated borrowings
Fixed interest rate at 1.20%~4.00% per annum as at December 31, 2021	12,483	8,028
Corporate bond - Fixed interest rate at 2.95%~3.72%	7,666	9,649
Convertible bond - Fixed interest rate (Note27(iii))	4,992	12,833
Medium-term notes - Fixed interest rate at 2.44%~3.28%	18,225	10,588
Floating interest rates at 74%~92% of benchmark interest rate (stipulated by PBOC) as at December 31, 2021	3,075	850

	46,441	41,948
Less: borrowings due within one year classified as current liabilities	(8,087)	(3,814)

	38,354	38,134